Income Taxes - Components of Company's Income Tax Provision (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	May 28, 2010 Predecessor
Current:
Federal & State			$ 96	$ 206	$ 217	$ 83
Foreign			108	344	317	73
Total current			204	550	534	156
Deferred:
Federal & State			(4,348)	(5,000)	(5,119)	(2,063)
Foreign			38	(746)	(271)	91
Total deferred			(4,310)	(5,746)	(5,390)	(1,972)
Valuation allowance			981	28	177	(649)
Provision (benefit) for income taxes	$ (2,642)	$ (1,737)	$ (3,125)	$ (5,168)	$ (4,679)	$ (2,465)